Volkswagen Auto Loan Enhanced Trust 2008-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 6-25-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		7/18/2011

2	Payment Date		7/20/2011

3	Collection Period	5/29/2011	6/25/2011	28

4	Monthly Interest Period — Actual/360	6/20/2011	7/19/2011	30

5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	—	—	—	—
7	Class A-2-A Notes	169,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3-A Notes	246,000,000.00	66,136,832.45	11,998,533.14	54,138,299.31	0.2200744
10	Class A-3-B Notes	130,000,000.00	34,950,358.61	6,340,688.24	28,609,670.37	0.2200744
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000

12	Total Securities	$1,000,000,000.00	$284,087,191.06	$18,339,221.38	$265,747,969.68

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91

14	Adjusted Pool Balance	1,058,193,871.91	342,281,062.97	18,339,221.38	323,941,841.59

15	YSOC	$147,399,955.01	$39,004,822.82		$36,678,509.95

16	Net Pool Balance	$1,205,593,826.92	$381,285,885.79	$18,339,221.38	$360,620,351.54

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	2.35775%	—	—	—	—
18	Class A-2-A Notes	4.79000%	—	—	—	—
19	Class A-2-B Notes	3.68580%	—	—	—	—
20	Class A-3-A Notes	5.47000%	301,473.73	1.2255030	12,300,006.86	50.0000279
21	Class A-3-B Notes	4.18580%	121,912.68	0.9377898	6,462,600.92	49.7123148
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000

	Total Securities		1,374,986.41		19,714,207.78

C.	COLLECTIONS AND AVAILABLE FUNDS

23	Scheduled Principal Payments Received					12,699,798.79
24	Scheduled Interest Payments Received					1,232,452.58
25	Prepayments of Principal Received					121,273.78
26	Liquidation Proceeds					7,289,498.04
27	Recoveries Received					404,565.25
28	Other Payments Received to Reduce Principal

29	Subtotal: Total Collections					21,747,588.44

30	Repurchased Receivables					—
31	Net Swap Receipt Class A-2 B Notes					—
32	Net Swap Receipt Class A-3 B Notes					—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)					281.87

35	Total Available Funds, prior to Servicer Advances					21,747,870.31

36	Servicer Advance (Item 76)					—

37	Total Available Funds + Servicer Advance					21,747,870.31

38	Reserve Account Draw Amount (Item 79)					—

39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					21,747,870.31

D.	DISTRIBUTIONS

	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)					—
41	Servicing Fees (Item 46)					317,738.24
42	Net Swap Payment Class A-2 B Notes					—
43	Net Swap Payment Class A-3 B Notes					42,208.38
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)					—
45	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)					1,374,986.41
46	Principal Distribution Amount (Item 80)					18,339,221.38
47	Amount Paid to Reserve Account to Reach Specified Balance					—
48	Subordinated Swap Termination Payments					—
49	Other Amounts Paid to Trustees					—
50	Certificateholders Principal Distribution Amount					—

51	Remaining Funds to Seller					1,673,715.89

	Distribution Detail:	Due	Shortfall	Paid

52	Servicing Fees	317,738.24	—	317,738.24

	Pro rata:
53	Class A-1 Interest	—	—	—
54	Class A-2A Interest	—	—	—
55	Class A-2B Interest	—	—	—
56	Class A-3A Interest	301,473.73	—	301,473.73
57	Class A-3B Interest	121,912.68	—	121,912.68
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—

65	Class A Noteholder Interest	1,374,986.41	—	1,374,986.41

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance			342,281,062.97
67	Beginning Net Pool Balance		381,285,885.79
68	Receipts of Scheduled Principal		(12,699,798.79)
69	Receipts of Prepaid Principal		(121,273.78)
70	Liquidation Proceeds		(7,289,498.04)
71	Other Collections of Principal		—
72	Principal Amount of Repurchases		—
73	Principal Amount of Defaulted Receivables		(554,963.64)

74	Ending Net Pool Balance		360,620,351.54
75	Yield Supplement Overcollateralization Amount		36,678,509.95

76	Adjusted Pool Balance		323,941,841.59
77	Less: Adjusted Pool Balance — End of Collection Period			323,941,841.59

78	Calculated Principal Distribution Amount			18,339,221.38

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)			21,747,870.31
80	Less: Prior Advance Reimbursement (Item 35)			—
81	Less: Servicing Fees Paid (Item 36)			317,738.24
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			1,374,986.41
83	Less: Calculated Principal Distribution (Item 68)			18,339,221.38

84	Equals: Remaining Available Funds before Servicer Advance			1,715,924.28
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,715,924.28
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

90	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			18,339,221.38

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance			—
92	Less: Prior Advance Reimbursement			—
93	Plus: Additional Servicer Advances for Current Period			—

94	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)			5,290,969.36
96	Initial Reserve Account Balance			1,058,193.87
97	Beginning Reserve Account Balance			5,290,969.36
98	Plus: Net Investment Income for the Collection Period			281.87

99	Subtotal: Reserve Fund Available for Distribution			5,291,251.23
100	Plus: Deposit of Excess Available Funds (Item 41)			—
101	Less: Reserve Account Draw Amount (Item 79)			—

102	Subtotal Reserve Account Balance			5,291,251.23
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			281.87

104	Equals: Ending Reserve Account Balance			5,290,969.36

105	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current
106	Net Pool Balance	1,205,593,826.92	360,620,351.54
107	Number of Current Contracts	58,057	36,396
108	Weighted Average Loan Rate	3.97%	4.22%
109	Average Remaining Term	57.3	30.9
110	Average Original Term	61.8	65.8
111	Monthly Prepayment Rate		1.25%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
112	Aggregate Outstanding Principal Balance of Charged Off Receivables	38	554,963.64
113	Liquidation Proceeds on Related Vehicles		—
114	Recoveries Received on Receivables Previously Charged Off		404,565.25

115	Net Principal Losses for Current Collection Period	38	150,398.39

116	Beginning Net Principal Losses	1,822	19,158,973.61
117	Net Principal Losses for Current Collection Period	38	150,398.39

118	Cumulative Net Principal Losses	1,860	19,309,372.00

119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)		1.60%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
120	Current	98.24%	35,912	354,267,296.54
121	31 - 60 Days Delinquent	1.51%	414	5,438,921.98
122	61 - 90 Days Delinquent	0.25%	70	914,133.02

123	Total	100.00%	36,396	360,620,351.54

	Summary of Swap Payments and Receipts
	Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—

127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			—
129	Net Swap Payment Class A-3 B Notes			42,208.38
130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—

132	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month